EARNING PER SHARE (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Calculation

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share for the six months ended June 30, 2019 and 2018 are as follows:

(in thousands of $)	2019	2018
Net income (loss)	(40,551)	25,663

(in thousands)	2019	2018
Weighted average number of shares outstanding - basic	143,687	144,032
Dilutive effect of share options	—	315
Weighted average number of shares outstanding - diluted	143,687	144,347